DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Revenues	Deferred revenues consisted of the following:

	December 31,
	2016	2015
Subscriptions	$401,764	$285,998
Software updates and maintenance	652,156	607,153
Other	11,664	12,632

	$1,065,584	$905,783